Schedule of Investments
November 30, 2022
(Unaudited)
Principal Amount		Value
Asset-Backed Securities–110.78%(a)
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D, 5.53% (1 mo. USD LIBOR + 1.65%), 09/15/2023(b)(c)	$2,750,000	$2,571,504
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class D, 5.26%, 02/10/2024(b)(d)(e)	500,000	468,051
Series 2014-GC19, Class XA, IO, 1.27%, 01/10/2024(d)(f)	35,998,504	322,464
Series 2014-GC23, Class D, 4.63%, 07/10/2024(b)(d)(e)	3,000,000	2,716,618
Commercial Mortgage Trust,
Series 2013-CR13, Class D, 5.04%, 12/10/2023(b)(d)(e)	3,250,000	2,844,607
Series 2014-CR14, Class C, 4.73%, 01/10/2024(d)(e)	1,000,000	943,995
Series 2014-CR19, Class C, 4.85%, 08/10/2024(d)(e)	3,000,000	2,828,463
Series 2014-CR19, Class D, 4.85%, 08/10/2024(b)(d)(e)	4,000,000	3,618,492
Series 2014-LC15, Class XA, IO, 1.22%, 12/10/2023(d)(f)	34,319,471	318,828
Series 2014-UBS4, Class C, IO, 4.81%, 07/10/2024(d)(f)	3,000,000	2,769,604
Series 2014-UBS4, Class XD, IO, 1.12%, 06/10/2024(b)(f)	22,741,889	300,404
Series 2014-UBS5, Class D, 3.50%, 09/10/2024(b)(d)	4,500,000	3,706,912
Series 2014-UBS6, Class C, 4.58%, 12/10/2024(d)(e)	1,287,000	1,183,419
Series 2014-UBS6, Class D, 4.08%, 12/10/2024(b)(d)(e)	5,000,000	4,299,898
Series 2015-CR22, Class D, 4.21%, 03/10/2025(b)(e)	4,000,000	3,481,588
Series 2015-CR23, Class C, 4.42%, 04/10/2025(e)	3,060,000	2,820,956
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class E, 3.35%, 11/15/2027(b)(e)	4,000,000	2,131,764
DBJPM Mortgage Trust, Series 2017-C6, Class D, 3.32%, 06/10/2027(b)(d)(e)	3,500,000	2,622,467
FREMF Mortgage Trust,
Series 2016-K57, Class C, 4.05%, 08/25/2026(b)(e)	3,000,000	2,760,392
Series 2017-K71, Class C, 3.88%, 11/25/2027(b)(e)	3,000,000	2,702,642
Series 2017-KF41, Class B, 6.30% (1 mo. USD LIBOR + 2.50%), 11/25/2024(b)(c)	912,120	907,221
GS Mortgage Securities Trust, Series 2015-GC30, Class C, 4.20%, 05/10/2025(d)(e)	3,398,000	3,039,072
Hilton USA Trust, Series 2016-SFP, Class F, 6.16%, 11/05/2023(b)	3,000,000	2,785,369
Principal Amount		Value
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class D, 4.22%, 06/15/2023(d)(e)	$500,000	$469,729
Series 2014-C19, Class B, 4.39%, 04/15/2024(e)	2,500,000	2,385,770
Series 2014-C22, Class D, 4.70%, 02/15/2026(b)(d)(e)	3,500,000	2,596,772
Series 2014-C23, Class D, 4.13%, 10/15/2024(b)(d)(e)	3,500,000	2,999,881
Series 2014-C26, Class D, 4.02%, 12/15/2024(b)(d)(e)	4,954,000	4,202,006
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class D, 3.25%, 12/15/2024(b)(d)	4,000,000	3,414,628
Series 2015-C22, Class D, 4.34%, 04/15/2025(b)(d)(e)	4,379,676	3,502,716
Series 2015-C24, Class D, 3.26%, 07/15/2025(b)(d)	1,300,000	1,091,760
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.00%, 02/15/2026(b)(d)	3,532,000	2,776,833
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class D, 3.96%, 12/15/2024(b)(d)(e)	3,500,000	3,028,238
Series 2015-NXS2, Class D, 4.42%, 07/15/2025(d)(e)	1,000,000	828,852
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class D, 4.59%, 02/15/2024(b)(d)(e)	3,500,000	3,229,211
Total Asset-Backed Securities (Cost $93,162,198)		82,671,126
Shares
Preferred Stocks–10.46%
Mortgage REITs–10.46%
New York Mortgage Trust, Inc., 8.00%, Series D, Pfd.(g)	100,000	2,000,000
PennyMac Mortgage Investment Trust, 8.00%, Series B, Pfd.(g)	97,000	2,116,540
Two Harbors Investment Corp., 7.63%, Series B, Pfd.(g)	98,000	1,841,420
Two Harbors Investment Corp., 7.25%, Series C, Pfd.(g)	96,000	1,847,040
Total Preferred Stocks (Cost $9,648,493)		7,805,000
Principal Amount
U.S. Dollar Denominated Bonds & Notes–4.06%
Mortgage REITs–4.06%
Granite Point Mortgage Trust, Inc., Conv., 5.63%, 12/01/2022(b) (Cost $3,000,000)	$3,000,000	3,030,107

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.89%
Freddie Mac Multifamily Structured Pass-Through Ctfs., Series 2017-K041, Class X1, IO, 2.76%, 10/25/2024 (Cost $721,394)(d)(f)	86,053,249	667,601

See accompanying notes which are an integral part of this schedule.
Invesco High Income 2024 Target Term Fund

Shares		Value
Money Market Funds–8.50%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(h)(i)	2,219,007	$2,219,007
Invesco Liquid Assets Portfolio, Institutional Class, 3.95%(h)(i)	1,584,723	1,585,199
Invesco Treasury Portfolio, Institutional Class, 3.76%(h)(i)	2,536,007	2,536,007
Total Money Market Funds (Cost $6,339,902)		6,340,213
TOTAL INVESTMENTS IN SECURITIES–134.69% (Cost $112,871,987)		100,514,047
REVERSE REPURCHASE AGREEMENTS– (36.18)%		(27,000,000)
OTHER ASSETS LESS LIABILITIES—1.49%		1,112,470
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$74,626,517
Investment Abbreviations:
Conv.	– Convertible
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Maturity date reflects the anticipated repayment date.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $67,790,081, which represented 90.84% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2022.
(d)	All or a portion of the security is pledged as collateral for open reverse repurchase agreeements.

Counterparty	Reverse Repurchase Agreements	Value of Non-cash Collateral Pledged*	Net Amount
Wells Fargo Bank, N.A.	$27,000,000	$(27,000,000)	$—

* Amount does not include excess collateral pledged.

(e)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2022.
(f)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2022.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2022.

	Value February 28, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,673,740	$4,269,203	$(4,723,936)	$-	$-	$2,219,007	$18,289
Invesco Liquid Assets Portfolio, Institutional Class	1,777,871	3,049,431	(3,242,500)	725	(328)	1,585,199	17,506
Invesco Treasury Portfolio, Institutional Class	3,055,703	4,879,088	(5,398,784)	-	-	2,536,007	27,581
Total	$7,507,314	$12,197,722	$(13,365,220)	$725	$(328)	$6,340,213	$63,376

(i)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.

See accompanying notes which are an integral part of this schedule.
Invesco High Income 2024 Target Term Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Interest Rate Risk
Receive	3 Month USD LIBOR	Quarterly	(2.83)%	Semi-annual	11/29/2024	USD	3,000,000	$—	$104,950	$104,950
Receive	3 Month USD LIBOR	Quarterly	(2.86)	Semi-annual	11/29/2024	USD	12,600,000	—	433,490	433,490
Total Centrally Cleared Interest Rate Swap Agreements								$—	$538,440	$538,440

(a)	Centrally cleared swap agreements collateralized by $210,406 cash held with Merrill Lynch International.

Open Over-The-Counter Credit Default Swap Agreements
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value(b)	Unrealized Appreciation (Depreciation)(b)
Credit Risk
J.P. Morgan Chase Bank, N.A.	Markit CMBX North America BBB - Index Series 8, Version 1	Sell	3.00%	Monthly	10/17/2057	12.925%	USD	8,400,000	$(349,195)	$(1,315,112)	$(965,916)

(a)	Implied credit spreads represent the current level, as of November 30, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.
(b)	Swaps are collateralized by $1,410,000 cash held with J.P. Morgan Chase Bank, N.A, the Counterparty.

Abbreviations:
LIBOR	—London Interbank Offered Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Income 2024 Target Term Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$82,671,126	$—	$82,671,126
Preferred Stocks	7,805,000	—	—	7,805,000
U.S. Dollar Denominated Bonds & Notes	—	3,030,107	—	3,030,107
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	667,601	—	667,601
Money Market Funds	6,340,213	—	—	6,340,213
Total Investments in Securities	14,145,213	86,368,834	—	100,514,047
Other Investments - Assets*
Swap Agreements	—	538,440	—	538,440
Other Investments - Liabilities*
Swap Agreements	—	(965,916)	—	(965,916)
Total Other Investments	—	(427,476)	—	(427,476)
Reverse Repurchase Agreements	—	(27,000,000)	—	(27,000,000)
Total Investments	$14,145,213	$58,941,358	$—	$73,086,571

*	Unrealized appreciation (depreciation).
Invesco High Income 2024 Target Term Fund